MATERIAL ACCOUNTING POLICIES (Tables)	12 Months Ended
Dec. 31, 2025
Material Accounting Policies [Abstract]
New amendments which did not have a material impact on the consolidated financial statements	One new amendment exists for the first time in 2025, but is not applicable to these consolidated financial statements.

Amendments to IAS 21	Lack of Exchangeability - Amendments to IAS 21	1 January, 2025

Disclosure of foreign exchange rates
The following table summarises the principal exchange rates used by Sunrise (shown against CHF):

	31 December
	2025	2024	2023
Spot rates:
Euro	1.0739	1.0645	1.077
US Dollar	1.2603	1.1016	1.1916

	Year ended 31 December
	2025	2024	2023
Average rates:
Euro	1.0677	1.0502	1.0295
US Dollar	1.2070	1.1362	1.1135

Disclosure of detailed information about property, plant and equipment	The depreciation base is measured at cost less residual value and any write-downs. Depreciation is provided on a straight-line basis over the estimated useful life of the assets as follows:

Asset Category	Useful Lives
Buildings	15 to 33 years
Support capital and leasehold improvement	3 to 15 years
Network	2 to 33 years
Customer premises equipment ('CPE')	4 to 5 years
The useful lives per asset class are as follows:

Asset Category	Useful Lives
Land, Buildings and Other	3 to 33 years
Network	3 to 30 years

CHF in millions[4]	Network	Customer Premises Equipment	Support Capital and Leasehold Improvement	Land and Buildings	Assets Under Construction	Total
Cost:
Balance at 31 December 2023	4,722.6	328.7	167.5	30.1	347.5	5,596.4
Additions	291.3	88.9	27.8	—	—	408.0
Retirements and disposals	(211.9)	(101.3)	(20.9)	(5.3)	—	(339.4)
Reclassifications	(274.6)	(0.9)	25.8	0.1	173.2	(76.4)
Other	—	—	—	—	(1.0)	(1.0)
Balance at 31 December 2024	4,527.4	315.4	200.2	25.0	519.7	5,587.6
Additions	289.9	87.4	15.4	2.9	—	395.6
Retirements and disposals	(78.5)	(13.9)	(25.6)	(0.7)	—	(118.7)
Reclassifications	124.9	3.5	(0.3)	—	(184.8)	(56.7)
Other	0.1	—	(0.1)	—	(0.7)	(0.7)
Balance at 31 December 2025	4,863.8	392.4	189.6	27.1	334.2	5,807.1
[4] Reclassified to conform with redefinition of asset categories as described in footnote.

CHF in millions[5]	Network	Customer Premises Equipment	Support Capital and Leasehold Improvement	Land and Buildings	Assets Under Construction	Total
Accumulated depreciation and impairment:
Balance at 31 December 2023	(3,037.9)	(159.9)	(83.3)	(19.5)	—	(3,300.6)
Depreciation	(269.2)	(65.1)	(29.8)	(3.9)	—	(368.0)
Retirements and disposals	211.4	101.3	21.0	5.3	—	339.0
Reclassifications	68.2	(2.9)	0.2	—	—	65.5
Other	15.0	—	—	—	—	15.0
Balance at 31 December 2024	(3,012.5)	(126.6)	(91.9)	(18.2)	—	(3,249.1)
Depreciation	(297.6)	(58.4)	(58.0)	(3.6)	—	(417.6)
Retirements and disposals	78.1	12.8	25.6	0.6	—	117.1
Reclassifications	(26.8)	4.5	(3.5)	—	—	(25.8)
Other	—	—	—	—	—	—
Balance at 31 December 2025	(3,258.8)	(167.7)	(127.8)	(21.2)	—	(3,575.5)
[5] Reclassified to conform with redefinition of asset categories as described in footnote.

CHF in millions	Network	Customer Premises Equipment	Support Capital and Leasehold Improvement	Land and Buildings	Assets Under Construction	Total
Property and equipment, net:
Net carrying amount at 31 December 2024	1,514.9	188.8	108.3	6.8	519.7	2,338.5
Net carrying amount at 31 December 2025	1,605.0	224.7	61.8	5.9	334.2	2,231.6

Disclosure of detailed information about intangible assets	The rights are amortised on a straight-line basis over the contract term.

Asset Category	Useful Lives
Software	3 to 5 years
Licenses and rights	5 to 26 years
Brands and customer relationships	6 to 10 years
Other intangible assets	2 to 25 years
Changes in the carrying amounts of the intangible assets are as follows:

CHF in millions	Brands and Customers Relationships	Licenses and Rights	Software	Other Intangible Assets	Total
Cost:
1 January 2024	1,955.8	652.1	635.2	17.2	3,260.3
Additions	—	2.0	99.9	—	101.9
Retirements and disposals	—	(153.5)	(32.6)	(8.0)	(194.1)
Reclassifications	—	—	76.4	—	76.4
Other	1.9	—	—	3.6	5.5
31 December 2024	1,957.7	500.6	778.9	12.8	3,250.0
Additions	3.1	218.7	82.4	7.8	312.0
Retirements and disposals	—	—	(22.2)	(0.1)	(22.3)
Reclassifications	—	—	60.2	—	60.2
Other	0.2	(1.6)	0.6	12.4	11.6
31 December 2025	1,961.0	717.7	899.9	32.9	3,611.5

CHF in millions	Brands and Customers Relationships	Licenses and Rights	Software	Other Intangible Assets	Total
Accumulated amortisation:
1 January 2024	(1,026.9)	(319.5)	(375.3)	(8.7)	(1,730.4)
Amortisation	(321.7)	(69.0)	(155.0)	(4.2)	(549.9)
Retirements and disposals	—	153.5	32.6	8.0	194.1
Reclassifications	—	—	(65.5)	—	(65.5)
Other	—	—	(13.9)	—	(13.9)
31 December 2024	(1,348.6)	(235.0)	(577.1)	(4.9)	(2,165.6)
Amortisation	(320.2)	(71.6)	(122.3)	(4.7)	(518.8)
Retirements and disposals	—	—	22.2	0.1	22.3
Reclassifications	—	—	—	—	—
Other	0.1	(0.2)	(3.5)	(11.3)	(14.9)
31 December 2025	(1,668.7)	(306.8)	(680.7)	(20.8)	(2,677.0)

CHF in millions	Brands and Customers Relationships	Licenses and Rights	Software	Other Intangible Assets	Total
Intangible assets subject to amortisation, net:
Net carrying amount at 31 December 2024	609.1	265.6	201.8	7.9	1,084.4
Net carrying amount at 31 December 2025	292.3	410.9	219.2	12.1	934.5

Accounting policy for accounting standards issued but not yet effective

Standard	Name	Effective From
Amendments to IFRS 9 and IFRS 7	Classification and Measurement of Financial Instruments	1 January 2026
Amendments to IFRS 1, 7, 9, 10 and IAS 7	Annual Improvements to IFRS Accounting Standards	1 January 2026
Amendments to IFRS 9	Contracts Referencing Nature-Dependent Electricity	1 January 2026
IFRS 18	Presentation and Disclosure in Financial Statements	1 January 2027
IFRS 19	Subsidiaries Without Public Accountability: Disclosures	1 January 2027
Amendments to IFRS 10	Sale or Contribution of Assets between an Investor and its Associate or Joint Venture	To be determined
Amendments to IAS 21	Translation to a Hyperinflationary Presentation Currency	1 January 2027